INCOME TAXES - Reconciliation of Total Amounts in Unrecognized Income Tax Benefits at Beginning and End of Period (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Activity related to unrecognized tax benefits
Balance, beginning of the year	$ 0.8	$ 0.9	$ 0.9
Additions for tax position related to the current year	0.0	0.0	0.1
Lapse of statute of limitations	(0.1)	(0.1)	(0.1)
Balance, end of the year	$ 0.7	$ 0.8	$ 0.9